Accounts Receivable-Third Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounts Receivable-Third Parties
Accounts receivable, gross	$ 46,743	$ 41,426
Allowance for credit losses	(95)	(16)
Accounts receivable, net	$ 46,648	$ 41,410